NATIONWIDE LIFE INSURANCE COMPANY                             [NATIONWIDE LOGO]
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OH 43215-2220

May 7, 1997

VIA EDGAR

The United States Securities and
 Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:          Nationwide Variable Account-6 of
                  Nationwide Life Insurance Company
                  SEC File No. 33-82370

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-6 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and Statement of Additional Information would have been filed under paragraph
(c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 (under the Securities Act of 1933) to the Registration Statement for the Company and the Variable Account which became effective May 1, 1997.

If there are any questions in connection with the enclosed, please contact me at (614) 249-7470.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ THERESA R. SCHAEFER

Theresa R. Schaefer
Counsel

cc:      Mr. Kevin Kirchoff
         Stop 10-6
         Office of Insurance Products and Legal Compliance